Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Short term investment amount		$ 2,105,246
Credit loss rate	10.00%	12.00%
Accounts receivables allowance for credit loss	$ 688,880	$ 1,028,126
Impairment for inventory	395,161	558,783
Allowance for credit losses balance amount
Deferred IPO costs	854,226	601,805
Warranty service amount	21,141,677	30,616,040
Advance from customers	5,325,566	2,879,042
Revenue		2,779,392	$ 3,555,929
Shipping and handling costs	3,727,839	4,247,353
Government subsidies	217,695	286,888
Surtaxes refund amount		355,409
Research and development expenses	$ 1,581,779	2,091,600
Tax benefit rate	50.00%
Restricted cash	$ 457,023	$ 88,327
Deposits (in Yuan Renminbi) | ¥				¥ 500,000
Percentage of revenue	13.00%	10.00%	10.00%
Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate	13.00%
Restricted cash	$ 4,682,392	$ 2,291,064
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses for prepayments and other assets	430,508	759,707
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Surtaxes refund amount	709,962	326,798
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses for prepayments and other assets
Warranty Service [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty service amount	1,053,733	1,247,727
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 415,847	$ 453,031
No Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	10.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage		12.00%
Supplies [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balance amount	$ 19,928	$ 607,195
No Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	10.00%	10.00%	10.00%
One Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	12.00%	10.00%